RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2023	Dec. 31, 2020
Related Party Transaction [Line Items]
Stock based compensation	$ 37,500			$ 75,000
Accrued payroll and payroll taxes	186,402			186,402		$ 30,124	$ 1,072
Accrued compensation	61,210		61,210	31,043	131,043
Mr. Joyce [Member]
Related Party Transaction [Line Items]
Stock based compensation	118,085		231,835	123,857	241,176
Dr Marleau [Member]
Related Party Transaction [Line Items]
Annual base salary								$ 300,000
Employment Agreements [Member] | Mr. Joyce [Member]
Related Party Transaction [Line Items]
Annual base salary				$ 455,000		$ 455,000
Maximum bonus compensation percentage				50.00%		50.00%
Beneficial ownership target percentage		9.00%				9.00%
Stock based compensation						$ 453,067	496,125
Accrued payroll and payroll taxes									$ 18,542
Employee benefits						25,312	21,704
Employment Agreements [Member] | Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Stock based compensation	62,288		123,288	$ 61,306	120,115	233,678	259,000
Employee benefits						$ 48,811	$ 31,126
Accrued compensation	32,288		43,288	$ 16,305	16,305
Employment Agreements [Member] | Dr Marleau [Member]
Related Party Transaction [Line Items]
Maximum bonus compensation percentage				40.00%
Stock based compensation	$ 76,610		76,610	$ 0	$ 0
Accrued compensation			$ 26,610
Percentage of annual increase salary				3.00%